HEDGE ACCOUNTING - Financial instruments for hedging - assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Assets	$ 54,019	$ 48,662
Forward contract [member]
Disclosure of financial assets [line items]
Assets	10,642	687
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Assets	10,623	687
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Assets	19
Swap contract [member]
Disclosure of financial assets [line items]
Assets	43,377	47,975
Interest rate swap
Disclosure of financial assets [line items]
Assets	$ 43,377	$ 47,975